Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Loss, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (517)	$ (55)
Other comprehensive income (loss)	(1,201)	(462)	$ (55)
Ending balance	(1,718)	(517)	(55)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(517)	(55)
Other comprehensive income (loss)	(1,281)	(462)
Ending balance	(1,798)	$ (517)	$ (55)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss)	80
Ending balance	$ 80